Consolidated Unaudited Balance Sheets (Parentheticals) - ₪ / shares	Jun. 30, 2024	Dec. 31, 2023
Statement of Financial Position [Abstract]
Ordinary share, par value (in New Shekels per share)	₪ 48	₪ 48
Ordinary shares, shares authorized	18,000,000	18,000,000
Ordinary shares, shares issued	5,851,042	5,850,555
Ordinary shares, shares outstanding	5,851,042	5,850,555